Note 11 - Equity - Assumptions (Details) - Share-Based Payment Arrangement, Option [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk free rate			4.35%
Dividend yield		0.00%
Expected volatility			86.00%
Expected term (in years) (Year)			3 years
Minimum [Member]
Risk free rate	3.98%	3.75%
Dividend yield	0.00%
Expected volatility	93.18%	86.50%
Expected term (in years) (Year)	3 years 1 month 13 days	3 years 10 months 28 days